Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues:
Agency	¥ 2,834,997	$ 434,482	¥ 3,335,397	¥ 3,143,873
Life insurance business	2,703,584	414,342	3,193,625	2,870,776
P&C insurance business	131,413	20,140	141,772	273,097
Claims adjusting	433,148	66,383	370,606	327,390
Total net revenues	3,268,145	500,865	3,706,003	3,471,263
Operating costs and expenses:
Agency	(1,953,744)	(299,425)	(2,263,952)	(2,151,856)
Life insurance business	(1,866,227)	(286,012)	(2,166,126)	(1,943,053)
P&C insurance business	(87,517)	(13,413)	(97,826)	(208,803)
Claims adjusting	(260,121)	(39,865)	(219,496)	(194,159)
Total operating costs	(2,213,865)	(339,290)	(2,483,448)	(2,346,015)
Selling expenses	(288,460)	(44,208)	(278,085)	(231,075)
General and administrative expenses	(463,634)	(71,055)	(475,107)	(468,430)
Total operating costs and expenses	(2,965,959)	(454,553)	(3,236,640)	(3,045,520)
Income from operations	302,186	46,312	469,363	425,743
Other income, net:
Investment income related to the realized gain on available-for-sale investments	34,789	5,332	79,070	195,456
Interest income	13,420	2,057	2,828	34,207
Others, net	11,907	1,825	9,664	11,807
Income before income taxes, share of income and impairment of affiliates, net	362,302	55,526	560,925	667,213
Income tax expense	(83,387)	(12,780)	(143,816)	(224,586)
Share of income and impairment of affiliates, net	(2,738)	(420)	(224,555)	174,468
Net income	276,177	42,326	192,554	617,095
Less: net income attributable to the noncontrolling interests	7,923	1,214	3,622	7,180
Net income attributable to the Company’s shareholders	¥ 268,254	$ 41,112	¥ 188,932	¥ 609,915
Net income per share:
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.25	$ 0.04	¥ 0.17	¥ 0.49
Diluted: (in Dollars per share and Yuan Renminbi per share) | (per share)	0.25	0.04	0.17	0.49
Net income per American Depositary Shares (“ADS”):
Basic: (in Dollars per share and Yuan Renminbi per share) | (per share)	5.00	0.77	3.46	9.84
Diluted: (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 4.99	$ 0.77	¥ 3.46	¥ 9.83
Shares used in calculating net income per share:
Basic: (in Shares)	1,073,891,784	1,073,891,784	1,092,601,338	1,239,264,464
Diluted (in Shares)	1,074,291,360	1,074,291,360	1,093,229,436	1,240,854,034
Net income	¥ 276,177	$ 42,326	¥ 192,554	¥ 617,095
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	9,639	1,477	10,178	(10,194)
Unrealized net gains on available-for-sale investments	23,811	3,649	17,231
Share of other comprehensive (loss) gain of affiliates	(3,016)	(462)	452	(1,763)
Total Comprehensive income	306,611	46,990	220,415	605,138
Less: Comprehensive income attributable to the noncontrolling interests	7,923	1,214	3,622	7,180
Comprehensive income attributable to the Company’s shareholders	¥ 298,688	$ 45,776	¥ 216,793	¥ 597,958